As filed with the Securities and Exchange Commission on November 24, 2009.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  [811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

441 Lexington Avenue
New York, NY  10017
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
441 Lexington Avenue
New York, NY  10017
 (Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2009 (Unaudited)
The Wall Street Fund, Inc.

	Shares	Value
COMMON STOCKS - 88.0%
Apparel - 0.6%
VF Corp.	1,000	$72,430

Beverages - 2.8%
Hansen Natural Corp. (a)	3,500	128,590
PepsiCo, Inc.	4,000	234,640
		363,230
Biotechnology - 3.9%
Amgen, Inc. (a)	2,500	150,575
Gilead Sciences, Inc. (a)	7,500	349,350
		499,925
Chemicals - 2.0%
Air Products & Chemicals, Inc.	2,000	155,160
The Dow Chemical Co.	4,000	104,280
		259,440
Computers & Peripherals - 2.4%
Hewlett-Packard Co.	4,000	188,840
International Business Machines Corp.	1,000	119,610
		308,450
Construction & Engineering - 1.0%
Fluor Corp.	2,500	127,125

Diversified - 1.1%
3M Co.	1,000	73,800
United Technologies Corp.	1,000	60,930
		134,730
Drugs - 2.6%
Bristol-Myers Squibb Co.	5,500	123,860
Merck & Co., Inc.	5,000	158,150
Teva Pharmaceutical Industries, Ltd. - ADR	1,000	50,560
		332,570
Electrical Equipment - 0.6%
General Electric Co.	5,000	82,100

Energy - 4.8%
Apache Corp.	1,950	179,068
Chevron Corp.	2,150	151,425
Marathon Oil Corp.	5,000	159,500
Sunoco, Inc.	4,500	128,025
		618,018
Energy Equipment & Services - 2.3%
Noble Corp. (b)	3,500	132,860
Schlumberger Ltd. (b)	1,100	65,560
Transocean Ltd. (a) (b)	1,100	94,083
		292,503
Financial Services - 1.3%
American Express Co.	5,000	169,500

Food Service - 2.9%
Darden Restaurants, Inc.	1,000	34,130
McDonald's Corp.	3,500	199,745
Yum! Brands, Inc.	4,000	135,040
		368,915
Food Wholesale - 0.6%
Sysco Corp.	3,300	82,005

Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	2,150	122,571

Health Care Services - 4.1%
Aetna, Inc.	3,000	83,490
Johnson & Johnson	4,000	243,560
Medco Health Solutions, Inc. (a)	3,500	193,585
		520,635
Instrumentation - 0.9%
Thermo Fisher Scientific, Inc. (a)	2,500	109,175

Insurance - 1.8%
Aflac, Inc.	3,500	149,590
Fidelity National Financial, Inc.	5,000	75,400
		224,990
Machinery - 6.5%
Caterpillar, Inc.	2,500	128,325
Flowserve Corp.	2,250	221,715
Joy Global, Inc.	3,500	171,290
Oshkosh Corp.	5,000	154,650
Paccar, Inc.	4,000	150,840
		826,820
Metals & Mining - 3.5%
Consol Energy, Inc.	2,500	112,775
Freeport-McMoRan Copper & Gold, Inc.	2,750	188,677
Nucor Corp.	1,250	58,763
United States Steel Corp.	2,000	88,740
		448,955
Office Equipment - 8.1%
Apple, Inc. (a)	2,500	463,425
EMC Corp. (a)	10,000	170,400
Western Digital Corp. (a)	8,500	310,505
Xyratex Ltd (a) (b)	10,000	95,100
		1,039,430
Retail - 2.3%
Macys, Inc.	10,000	182,900
Target Corp.	2,500	116,700
		299,600
Semiconductors - 4.7%
Atheros Communications, Inc. (a)	4,000	106,120
Intel Corp.	10,000	195,700
KLA-Tencor Corp.	7,500	268,950
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,524	27,663
		598,433
Services - 7.3%
Amazon.com, Inc. (a)	1,500	140,040
Computer Sciences Corp. (a)	4,000	210,840
Google, Inc. (a)	1,000	495,850
NIC, Inc.	10,000	88,900
		935,630
Software - 6.5%
Activision Blizzard, Inc. (a)	6,500	80,535
Adobe Systems, Inc. (a)	5,000	165,200
ANSYS, Inc. (a)	3,000	112,410
Microsoft Corp.	10,000	258,900
Oracle Corp.	10,000	208,400
		825,445
Specialty Retail - 2.9%
Coach, Inc.	3,300	108,636
Home Depot, Inc.	6,000	159,840
Nike, Inc. - Class B	1,500	97,050
		365,526
Telecommunications - 5.5%
America Movil S.A. de C.V. - ADR	5,000	219,150
Cisco Systems, Inc. (a)	7,000	164,780
Corning, Inc.	4,000	61,240
QUALCOMM, Inc.	5,000	224,900
Research In Motion Ltd. (a) (b)	500	33,775
		703,845
Transportation - 4.0%
Burlington Northern Santa Fe Corp.	2,500	199,575
Cummins, Inc.	3,250	145,633
J.B. Hunt Transport Services, Inc.	5,000	160,650
		505,858
TOTAL COMMON STOCKS (Cost $8,357,160)		$11,237,854

		Value
SHORT TERM INVESTMENTS - 12.2%
First American Government Obligations Fund, 0.00% (c)	1,562,726	$1,562,726
TOTAL SHORT TERM INVESTMENTS (Cost $1,562,726)		$1,562,726

Total Investments (Cost $9,919,886) - 100.2%		$12,800,580
Liabilities in Excess of Other Assets - (0.2)%		(26,713)
TOTAL NET ASSETS - 100.0%		$12,773,867

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Domiciled
(c)	The rate shown is the annualized seven-day effective yield at September 30, 2009

On September 30, 2009, the cost of investments for federal income tax purposes was approximately $9,919,886. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows:

			Unrealized appreciation	$ 2,990,345
	Unrealized depreciation	(109,651)
	Net unrealized depreciation	$ 2,880,694

Summary of Fair Value Exposure at September 30, 2009

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments in securities as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Common Stocks	$ 11,237,854	$ -	$ -	$ 11,237,854
Short-Term Investments	1,562,726	-	-	1,562,726
Total Investments	$ 12,800,580	$ -	$ -	$ 12,800,580

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street Fund, Inc.

By (Signature and Title)  /s/ Robert P. Morse
                                                  Robert P. Morse, President

Date   November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
                                                  Robert P. Morse, President

Date   November 20, 2009

By (Signature and Title)*  /s/ Jian H. Wang
                                                    Jian H. Wang, Treasurer

Date   November 20, 2009

* Print the name and title of each signing officer under his or her signature.